SCHEDULE OF ASSUMPTION OF BLACK-SCHOLES OPTION PRICING MODEL (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate		0.38%
Estimated volatility		300.069%
Expected dividend
Minimum [Member]
Exercise price	$ 0.16	$ 0.17	$ 0.16	$ 0.17
Expected term	3 years 3 months	3 years 3 months	3 years 3 months	3 years 3 months
Risk-free interest rate	0.38%		0.26%	1.35%
Estimated volatility	293.07%		293.07%	484.51%
Option price at valuation date	$ 0.12		$ 0.12	$ 0.16
Maximum [Member]
Exercise price	$ 0.26	$ 0.39	$ 0.39	$ 0.27
Expected term	3 years 9 months	3 years 9 months	3 years 9 months	3 years 9 months
Risk-free interest rate	2.43%		2.43%	2.43%
Estimated volatility	517.13%		517.13%	533.64%
Option price at valuation date	$ 0.27	$ 0.31	$ 0.31	$ 0.27